Nature of the Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	May 01, 2006	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Independent_Directors	Jun. 30, 2013	Dec. 31, 2013 Independent_Directors	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	May 31, 2011
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Ownership percentage owned by Omagine and JOL		60.00%		60.00%		60.00%		60.00%	60.00%	100.00%
Number of wholly owned subsidiaries dissolved whose businesses were discontinued				2		2
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000							$ 1,004,666	$ 1,004,666
Aggregate stock-based compensation expense				371,653	713,466	1,445,744	1,761,076
Amount in Oman bank account not covered by FDIC insurance		$ 13,300		$ 13,300		$ 7,800	$ 36,000	$ 7,800	$ 13,300